[Letterhead of Old Mutual Capital, Inc.]

                                          December 21, 2005

VIA EDGAR
----------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:   Old Mutual Advisor Funds
                        File Nos. 333-116057; 811-21587
                        --------------------------------

Ladies and Gentlemen:

      On behalf of Old Mutual Advisor Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the form of prospectus for Class Z shares and statement of additional information for Class A, C, Z and Institutional Class shares for Old Mutual Copper Rock Emerging Growth Fund, a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement related to this series; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 16, 2005 (Accession No. 0001135428-05-000699).

      If you have any questions or comments regarding this filing, please call Jay G. Baris at 212-715-7515.

                                    Very truly yours,


                                    Old Mutual Advisor Funds


                                    By: Andra C. Ozols
                                        --------------
                                        Andra C. Ozols
                                        Vice President



cc:      Houghton R. Hallock, Jr.
         David J. Bullock
         Andra C. Ozols
         Mark Pietkiewicz
         Carl Frischling
         Jay G. Baris